Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings
Schedule of borrowings

	December 31, 2024			December 31, 2023
		Carrying	Fair		Carrying	Fair
	Principal	value(a)	value(b)	Principal	value(a)	value(b)
Borrowings - holding company
Fairfax unsecured notes(d):
4.875% due August 13, 2024(1)	—	—	—	279.3	279.0	277.5
4.95% due March 3, 2025 (Cdn$348.6)(f)(1)	—	—	—	264.3	263.7	264.3
8.30% due April 15, 2026(e)	91.8	91.8	95.4	91.8	91.8	97.1
4.70% due December 16, 2026 (Cdn$450.0)(f)	312.9	312.4	319.1	341.3	340.4	339.9
4.25% due December 6, 2027 (Cdn$650.0)(f)	452.0	451.3	459.0	492.9	492.0	486.4
2.75% due March 29, 2028 (€750.0)(g)	776.6	771.7	767.5	828.5	821.5	791.9
4.85% due April 17, 2028	600.0	598.1	596.3	600.0	597.5	592.7
4.23% due June 14, 2029 (Cdn$500.0)(f)	347.7	346.8	353.0	379.2	378.1	371.6
4.625% due April 29, 2030	650.0	647.3	634.7	650.0	646.8	627.3
3.375% due March 3, 2031	596.8	586.8	532.4	596.8	585.2	527.0
3.95% due March 3, 2031 (Cdn$840.0)(f)	584.1	581.2	579.9	637.0	633.4	598.9
5.625% due August 16, 2032	741.2	736.2	749.9	741.2	735.6	742.5
6.00% due December 7, 2033(1)	750.0	747.5	773.5	400.0	394.0	410.6
4.73% due November 22, 2034 (Cdn$450.0)(f)(2)	312.9	311.2	317.0	—	—	—
7.75% due July 15, 2037(e)	91.3	90.8	104.4	91.3	90.7	104.3
6.35% due March 22, 2054(3)	1,000.0	988.3	1,031.1	—	—	—
5.23% due November 23, 2054 (Cdn$250.0)(f)(2)	173.8	172.8	179.0	—	—	—
Notes payable	495.0	448.2	448.2	660.0	579.2	579.2
Revolving credit facility(4)	—	—	—	—	—	—
	7,976.1	7,882.4	7,940.4	7,053.6	6,928.9	6,811.2
Borrowings - insurance and reinsurance companies
Allied World 4.35% senior notes due October 29, 2025(5)	—	—	—	500.0	501.8	488.0
Allied World primary co-obligor on 6.10% unsecured senior notes due March 15, 2055(5)	600.0	594.2	597.4	—	—	—
Allied World other borrowings	16.7	19.2	19.3	18.0	20.6	19.5
Gulf Insurance floating rate long term loans due 2027	165.0	165.0	166.7	172.9	172.9	171.9
Zenith National 8.55% debentures due August 1, 2028(d)	38.5	38.4	38.5	38.5	38.4	38.5
Brit 3.6757% subordinated notes due December 9, 2030 (£127.0)	159.0	159.0	135.9	161.9	161.9	118.3
	979.2	975.8	957.8	891.3	895.6	836.2
Borrowings - non-insurance companies(c)
Fairfax India 5.00% unsecured senior notes due 2028	441.6	439.9	414.3	441.6	439.4	399.4
Fairfax India subsidiary borrowings	96.3	96.3	96.3	75.8	75.8	75.8
Sleep Country credit facilities, unsecured senior notes and loans(6)	468.7	456.6	468.7	—	—	—
AGT credit facilities, senior notes and loans(7)	467.5	464.8	465.0	493.5	491.0	488.0
Peak Achievement credit facilities and loans(8)	436.0	432.7	436.0	—	—	—
Recipe credit facilities, senior notes and loans	309.6	308.2	299.2	400.2	398.2	384.8
Grivalia Hospitality bond loans	235.1	234.1	234.1	205.8	205.2	205.2
Loans and revolving credit facilities primarily at floating rates(9)(10)(11)(12)	464.0	462.9	464.0	289.4	289.4	289.4
	2,918.8	2,895.5	2,877.6	1,906.3	1,899.0	1,842.6
Total debt	11,874.1	11,753.7	11,775.8	9,851.2	9,723.5	9,490.0
(a)	Principal net of unamortized issue costs and discounts (premiums).
(b)	Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).
(c)	These borrowings are non-recourse to the holding company.
(d)	Issuer may redeem any time at prices specified in the instrument’s offering document, except those disclosed in footnote (e) below.

(e)Not redeemable prior to the contractual maturity date.

(f)Designated as a hedge of the company’s net investment in its Canadian subsidiaries. See note 22 under the heading of “Market risk”.

(g)Designated as a hedge of the company’s net investment in its European operations. See note 22 under the heading of “Market risk”.

During and subsequent to 2024 the company and its subsidiaries completed the following debt transactions:

Holding company

(1)	On January 12, 2024 the company completed a re-opening of its offering of $400.0 principal amount of 6.00% unsecured senior notes due December 7, 2033, completed on December 7, 2023, for $200.0 principal amount for net proceeds, excluding accrued interest, of $200.2 after premium, commissions and expenses. On January 29, 2024 the company used a portion of the net proceeds from the offering to redeem its remaining $279.3 principal amount of 4.875% unsecured senior notes due August 13, 2024 for cash consideration of $285.6, including accrued interest, and on March 15, 2024 the company used the remainder of the net proceeds from the offering to redeem its Cdn$348.6 principal amount of 4.95% unsecured senior notes due March 3, 2025 for cash consideration of Cdn$349.1, including accrued interest.

On June 24, 2024 the company completed a second re-opening of its offering of 6.00% unsecured senior notes due December 7, 2033, for $150.0 principal amount for net proceeds, excluding accrued interest, of $152.9 after premium, commissions and expenses. Together with the previously issued $600.0 aggregate principal amount of 6.00% senior notes due 2033, there is $750.0 aggregate principal amount of the notes outstanding (comprising the initial offering of $400.0 principal amount on December 7, 2023, the first re-opening of $200.0 principal amount on January 12, 2024 as described above and the second re-opening of $150.0 principal amount on June 24, 2024).

(2)	On November 22, 2024 the company completed an offering of $321.9 (Cdn$450.0) and $178.8 (Cdn$250.0) principal amount of 4.73% and 5.23% unsecured senior notes due November 22, 2034 and November 23, 2054 for net proceeds of $320.2 and $177.8 after discount, commissions and expenses, respectively. Contemporaneously with the issuances, the company designated the carrying value of its Cdn$450.0 and Cdn$250.0 senior notes due November 22, 2034 and November 23, 2054, respectively, as a hedge of a portion of its net investment in Canadian subsidiaries. See note 22 under the heading of “Market risk” for details.
(3)	On March 22, 2024 the company completed an offering of $1.0 billion principal amount of 6.35% unsecured senior notes due March 22, 2054 for net proceeds of $988.1 after discount, commissions and expenses.
(4)	On July 17, 2024 the company amended and extended its $2.0 billion unsecured revolving credit facility with a syndicate of lenders on substantially the same terms and extended the expiry from July 14, 2028 to July 17, 2029. The revolving credit facility contains certain financial covenants that require the company to maintain a ratio of consolidated debt to consolidated capitalization not exceeding 0.35:1 and consolidated shareholders’ equity of not less than $11.5 billion, both calculated as defined in such financial covenants. At December 31, 2024 and 2023, the revolving credit facility was undrawn and the company was in compliance with its financial covenants.

Insurance and reinsurance companies

(5)	On June 24, 2024 the company completed an offering of $600.0 principal amount of 6.10% unsecured senior notes due March 15, 2055 (“2055 notes”) for net proceeds of $591.7 after discount, commissions and expenses. On July 19, 2024, pursuant to an agreement and in exchange for cash received from the holding company of $596.6, including accrued interest, Allied World became the primary co-obligor of the 2055 notes. The 2055 notes are the joint and several obligations of the company and Allied World, with Allied World being the primary co-obligor and at first instance liable for the 2055 notes. On July 24, 2024 Allied World used the majority of those proceeds to redeem its outstanding $500.0 principal amount of 4.35% senior notes due October 29, 2025 for cash consideration of $505.1, including accrued interest.

Non-insurance companies

(6)	On October 1, 2024 the company acquired and consolidated Sleep Country, which included new non-recourse borrowings of $317.9 (Cdn$429.2) of a newly formed purchasing entity that amalgamated with Sleep Country upon closing of the acquisition. On November 28, 2024 Sleep Country completed an offering of Cdn$450.0 principal amount of 6.625% unsecured senior notes due November 28, 2032 and used the proceeds to partially repay the borrowings drawn by the purchasing entity. See note 21 for details.
(7)	On November 15, 2024 AGT amended its credit facilities to decrease the aggregate facilities from Cdn$710.0 to Cdn$690.0 and to extend the maturity from March 16, 2025 to March 15, 2027.
(8)	On December 20, 2024 the company increased its equity interest and consolidated Peak Achievement, which included new non-recourse borrowings of $339.0 of a newly formed purchasing entity that amalgamated with Peak Achievement upon closing of the acquisition. Subsequently, Peak Achievement borrowed $436.0 on its credit facility and used the proceeds to repay its existing borrowings and the borrowings drawn by the purchasing entity. See note 21 for details.
(9)	On October 18, 2024 Boat Rocker amended its revolving credit facility to decrease the facility from $250.0 to $85.0 and to extend the maturity from October 18, 2024 to October 18, 2025.
(10)	On November 29, 2024 the company consolidated Meadow Foods, which included borrowings of $235.9 at December 31, 2024. See note 21 for details.
(11)	On January 24, 2025 Sporting Life extended the maturity of its credit facilities of Cdn$111.0 from October 29, 2025 to January 24, 2028.
(12)	On February 14, 2025 Fairfax India amended its revolving credit facility to increase the limit from $175.0 to $250.0, and to allow for the issuance of letters of credit. On February 20, 2025 Fairfax India acquired an additional 10.0% equity interest in Bangalore Airport and issued a letter of credit for $170.9 representing the deferred purchase price on that acquisition. See note 6 for details.

Summary of changes in the carrying values of borrowings

Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2024				2023
		Insurance				Insurance
		and	Non-			and	Non-
	Holding	reinsurance	insurance		Holding	reinsurance	insurance
	company	companies	companies	Total	company	companies	companies	Total
Balance – January 1	6,928.9	895.6	1,899.0	9,723.5	5,887.6	733.4	2,003.9	8,624.9
Cash inflows from issuances	2,430.9	—	1,380.9	3,811.8	393.9	—	228.6	622.5
Cash outflows from repayments	(702.1)	(507.7)	(665.2)	(1,875.0)	(21.8)	(7.8)	(163.9)	(193.5)
Net cash inflows (outflows) from credit facilities and short term loans	—	—	(51.2)	(51.2)	—	(10.0)	(185.4)	(195.4)
Non-cash changes:
Acquisitions of subsidiaries (note 21)	—	—	466.6	466.6	579.2	172.9	—	752.1
Gain on redemption	—	(1.4)	—	(1.4)	(1.7)	(2.7)	(24.3)	(28.7)
Transfers(1)	(594.2)	594.2	—	—	—	—	—	—
Foreign exchange effect and other	(181.1)	(4.9)	(134.6)	(320.6)	91.7	9.8	40.1	141.6
Balance – December 31	7,882.4	975.8	2,895.5	11,753.7	6,928.9	895.6	1,899.0	9,723.5
(1)

On July 19, 2024 pursuant to an agreement and in exchange for cash received from the holding company of $596.6, including accrued interest, Allied World became the primary co-obligor of the 2055 notes, as described in footnote 5 above.

Schedule of principal repayments of borrowings

Principal repayments on borrowings are due as follows:

	2025	2026	2027	2028	2029	Thereafter	Total
Holding company	165.0	569.7	617.0	1,376.6	347.7	4,900.1	7,976.1
Insurance and reinsurance companies	50.5	39.1	76.4	38.8	0.3	774.1	979.2
Non-insurance companies	272.4	155.2	567.8	683.8	365.6	874.0	2,918.8
Total	487.9	764.0	1,261.2	2,099.2	713.6	6,548.2	11,874.1